Related party transactions - Schedule of Equity Method Investments (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Related Party Transaction [Line Items]
Other receivables	$ 84,474	$ 42,469
Accounts payable	(356,606)	(347,895)
Equity method investments | Lacoop II, S.C
Related Party Transaction [Line Items]
Other receivables	2,928	2,091
Accounts payable	(2,412)	(5,936)
Equity method investments | Saile
Related Party Transaction [Line Items]
Other receivables	1,510	978
Accounts payable	$ 0	$ 0